Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net (loss) income	$ (1,822,023)	$ 2,172,916
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Provision for (Reversal of) losses on accounts receivable and other current assets	1,667,306	(94,852)
Provision for obsolete inventories	284	32,526
Depreciation	1,428,424	1,508,141
Amortization of intangible assets	53,076	430,462
(Gain) Loss on sale of property and equipment	(136)	4,402
Loss on disposal of inventories	63,849
Stock-based payments for consulting services	33,884	22,357
Stock-based compensation	289,912	289,912
Changes in operating assets and liabilities:
Accounts receivable	(116,565)	(1,766,056)
Accounts receivable from related party and its affiliates	(2,473,234)	(2,701,918)
Inventories	150,513	(40,053)
Other receivables and prepaid expenses	(315,436)	2,250,035
Advances to suppliers	(917,088)	200,066
Other payables and accrued expenses	292,672	302,020
Advances from customers	32,278	41,586
Advances from customers from related party and its affiliates	61,122	(981,656)
Amounts due to related parties	(1,018,982)	(1,134,913)
Accounts payable	2,057,767	1,381,380
Income tax payable	(233,584)	(1,287,011)
Net cash (used in) provided by operating activities	(765,961)	629,344
INVESTING ACTIVITIES
Proceeds from sale of property and equipment	136	598
Purchases of property and equipment	(647,317)	(400,551)
Net cash used in investing activities	(647,181)	(399,953)
FINANCING ACTIVITIES
Borrowings under short-term loans	2,505,027	1,099,113
Proceeds from issuance of ordinary shares in connection with cash exercise of stock options		46,527
Repayment of short-term loans	(1,357,135)	(1,519,917)
Net cash provided (used) in financing activities	1,147,892	(374,277)
Effect of exchange rate changes on cash and cash equivalents	(3,988)	(72,048)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(269,238)	(216,934)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,653,260	3,260,808
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	1,384,022	3,043,874
Cash paid during the year
Income taxes		623
Interest	214,002	244,455
Supplemental disclosure of significant non-cash transactions:
Issuance of 479,004 ordinary shares as a result of cashless exercise of stock options		626,184
Purchase of software		$ 723,844